Other Borrowed Funds (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Other borrowed funds	$ 32,075,000,000	$ 27,893,000,000
Other Borrowed Funds [Abstract]
Advances from Federal Home Loan Banks	25,234,000,000	27,847,000,000
Other	32,075,000,000	27,893,000,000
Total other borrowed funds	57,309,000,000	55,740,000,000
Other Borrowed Funds (Numeric) [Abstract]
Other borrowed funds, fair value	9,900,000,000	5,600,000,000
Maturities of advances from the FHLBs, 2011	11,400,000,000
Maturities of advances from the FHLBs, 2012	1,500,000,000
Maturities of advances from the FHLBs, 2013	7,300,000,000
Maturities of advances from the FHLBs, 2014	1,000,000,000
Maturities of advances from the FHLBs, 2015	3,000,000,000
Maturities of advances from the FHLBs, after 2015	928,000,000
Collateral used to secure Oher Borrowed Funds	95,300,000,000	144,100,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Other borrowed funds	37,800,000,000	30,400,000,000
Other Borrowed Funds [Abstract]
Other	37,800,000,000	30,400,000,000
JPMorgan Chase & Co. [Member]
Debt Instrument [Line Items]
Other borrowed funds	41,874,000,000	41,454,000,000
Other Borrowed Funds [Abstract]
Other	$ 41,874,000,000	$ 41,454,000,000